PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total
Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	5,154	-	831	711	6,696
Disposals	-	-	-	-	-
Translation differences	(2,583)	(15,663)	(2,920)	(86,122)	(107,288)
Balance, September 30, 2023	$31,590	$165,389	$31,221	$1,215,786	$1,443,986

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	1,516	7,099	1,699	-	10,314
Translation differences	(2,438)	(15,002)	(2,689)	-	(20,129)
Balance, September 30, 2023	$26,666	$161,632	$29,178	-	$217,476

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At September 30, 2023	$4,924	$3,757	$2,043	$1,215,786	$1,226,510